Income taxes - Disclosure of reconciliation of statutory weighted average tax rate applicable to income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Abstract]
Income from continuing operations before income taxes	$ 113,123	$ 102,553
Income tax provision on continuing operations calculated using the combined Canadian federal and provincial statutory income tax rate	29,978	27,176
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	1,568	255
(Non-deductible) non-taxable portion of capital losses, net	2,189	(806)
Differences in foreign statutory tax rates	(4,056)	(2,770)
Changed in unrecognized deferred tax assets	(367)	(367)
Foreign withholding taxes	482	864
Other	(1,956)	1,574
Total income tax expense on continuing operations	$ 27,838	$ 25,926